Related Party Transactions - Schedule of Transactions with Related Party (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party [Member]
Labor consulting service received from:
Transactions with related parties	¥ 11,085	$ 1,585	¥ 30,373	¥ 24,977
Hainan Huiliu [Member] | Labor consulting service received [Member]
Labor consulting service received from:
Transactions with related parties	6,085	870	30,373	24,977
Peilin Yu [Member] | Loan from shareholder [Member]
Labor consulting service received from:
Transactions with related parties	¥ 5,000	$ 715